Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

(a)	Basis of presentation and principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities and PRC-registered entities directly owned by the Company.

All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, useful life of software and equipment, and the realization of deferred tax assets. Changes in facts and circumstances may result in revised estimates; in accordance with ASC 250, such changes in estimates are recognized in the period of change and future periods on a prospective basis. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c)	Foreign currency

The functional currency of the Company and Lucas BVI is the United States dollar (“US$”) and its reporting currency is the Renminbi (the “RMB”). The functional currency of the Company’s PRC subsidiaries is the RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

The financial statements of the Company and Lucas BVI are translated from the functional currency to the reporting currency, the RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates.

Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income and comprehensive income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit) equity.

(d)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9931 on December 31, 2025, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and cash at banks, which have original maturities of less than three months and unrestricted as to withdrawal and use.

(f)	Restricted cash

The Company’s restricted cash amounted to RMB1,281 and nil as of December 31, 2024 and 2025, respectively. The balance as of December 31, 2024 of approximately RMB 1.2 million was mainly due to the litigation with Chuangxin Insurance Sales Co. Ltd. during the first instance proceedings. The court had finalized and issued the final judgement in October 2024 and ordered the Company to refund the amount of RMB0.33 million to Chuangxin Insurance Sales Co. Ltd. relating to promotional service fee. The RMB 1.2 million was released during the year ended December 31, 2025 and there was no restricted cash as of December 31, 2025.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

(g)	Short-term investments

Short-term investments mainly invest in money market fund and carried at their fair value. Fair value is estimated based on quoted trade price of the financial products provided by the financial institution at the end of each period, Changes in the fair value are reflected in other income in the consolidation statements of income and comprehensive income. For the years ended December 31, 2023, 2024 and 2025, the Company recognized fair value gains from its short-term investments of RMB nil, RMB23 and RMB1, respectively.

(h)	Accounts receivable, net

Accounts receivable, net are stated at the original amount less allowances for expected credit losses. Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.

The Company considers many factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. An allowance for credit losses is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Adoption of Accounting Standards Update (“ASU”) 2016-13

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Company adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to RMB617 gain recognized as of January 1, 2023.

(i)	Advance to suppliers, net

Advance to suppliers is prepayment to supplier in the procurement of technology development outsourcing services, accounts recharge for recruitment services, promotion services and other services. Advance payment depends on specific circumstances, including the industry practice, negotiations with suppliers, security for steady supply of service, and the delivery time of services received from suppliers after the advance payment. Advance to suppliers is settled when the services are provided and accepted by the Company. The Company reviews its advance to suppliers on a periodic basis and determines the adequacy of credit losses when amounts outstanding are not likely to be collected in cash or utilized against receive of services.

(j)	Software and equipment, net

Software consists of technology purchased externally. Software and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Software	10 years
Computer and electronic equipment	3 years
Office furniture and equipment	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of software and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income and comprehensive income.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

(k)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivables, advance to suppliers, prepaid expenses and other current assets, accounts payable, amount due to related parties, and accrued expenses and other current liabilities. The carrying values of these financial instruments approximate their fair values due to their short-term maturities. The carrying amount of the short-term borrowing approximates its fair values since it bears an interest rate which approximates market interest rate.

(l)	Short-term borrowings

Short-term borrowings represent the Company’s borrowings from commercial banks for the Company’s working capital. Short-term borrowings include borrowings with maturity terms shorter than one year.

(m)	Revenue recognition

The Company recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, the Company recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those services, reduced by value added tax. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Company’s revenues are mainly generated from providing recruitment services, outsourcing services and others.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

Recruitment services

Recruitment services consist of flexible employment services and permanent employment services.

Flexible employment services

The Company enters into contracts with corporate customers to provide flexible employment services, arranging flexible workers with corresponding abilities and qualifications on demand to fulfill corporate customers’ various operation needs. The Company identifies only one performance obligation in flexible employment services as the contract comprises of a series of distinct services that are substantially the same and have the same pattern of transfer to the corporate customers, which is to provide flexible workers in accordance with the demand orders.

The contract consideration is determined by the days flexible workers have worked times their workday pay rate. Revenue from flexible employment services is recognized over time as the customers can simultaneously receive and consume the benefits in the period the flexible workers provide the service.

The contract payment is not subject to any variable consideration, refund, cancellation or termination provision. Customers generally make the payment within one or two months after monthly reconciliation of service considerations with the Company.

Permanent employment services

The Company enters into contracts with corporate customers to provide permanent employment services. The Company identifies one performance obligation in permanent employment services, which is to place a qualified and acceptable employee in accordance with customer specifications. The probation period of the candidate is typically three months, a period for the customers to evaluate and confirm the acceptance of candidate replacement. During the probation period, the customer is entitled to request candidate replacement if dissatisfaction of the performance of candidate cannot be resolved after all means implemented, and the Company also keeps close track of the performance of the candidate to see if they meet the customer’s defined standard, and deals with the customer’s feedback or complaint about the performance of candidate. Upon the completion of the probation period, the customer accepts the qualified candidate and the Company has fulfilled its obligation of permanent candidate placement. Hence, revenue from permanent employment services is recognized at a point in time when the candidate passes the probation period.

The contract consideration is based on a fixed percentage of the candidate’s pretax annual income agreed upon with the customers in advance. Customers generally consider the candidates for the full probation period, and the Company is not entitled to any consideration for the services provided until the candidates pass the probation period. Except for this, the contract payment is not subject to any variable consideration, refund, cancellation or termination provision. Customers generally make the payment within one or two months after the completion of candidates’ probation period and acceptance of billing from the Company.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

Outsourcing services

The Company enters into contracts with corporate customers to provide outsourcing services, mostly IT-related services, including construction of IT system, development of module or software with specific functions. Although third-party service providers will be involved in the solution process, the Company still takes on primary responsibility to coordinate project schedule, check the quality of deliverables, conduct quality testing and handle feedback and complaints from corporate customers. The Company only identifies one performance obligation with a fix total consideration to deliver the IT projects with functions under the agreed-upon specifications with customers. Customers cannot control the IT projects in progress as the IT projects are not developed in the customers’ location or IT environment, and before the successful completion of the IT projects, customers cannot simultaneously receive or consume the benefits provided by the Company’s service, because the IT projects in progress are only dispersed computer codes, which neither provide any function for the customer, nor are delivered to customers before the successful completion.

Customers generally make the payment within one or two months upon the successful delivery of IT projects and acceptance. The Company does not have an enforcement right to payment for services provided to date if the projects eventually fail. Except for this, the contract payment is not subject to any variable consideration, refund, cancellation or termination provision.

The Company recognizes revenue at a point in time when the outsourcing services, mostly IT projects, are successfully completed, delivered and accepted by customers.

Others

The Company also provides information technology services to corporate customers and training services to platform users. Information technology services include data collection and analysis, marketing channel optimization and other information technology services altogether that could contribute to customers’ business development. Training services are mainly to provide training courses and career-related certification programs for platform users to help them realize professional developments. The Company determines it only has one performance obligation to provide those services and recognizes revenue over time based on the amount of a fixed total price, or a fixed unit price times key performance indicators or hours charged.

The contract payment is not subject to any variable consideration, refund, cancellation or termination provision. Customers generally make the payment within one or two months after the reconciliation of service considerations with the Company.

Principal versus agent considerations

For all the services provided, the Company considers itself the principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

●	The Company reserves the right to accept or reject the contracts or orders with the customers without involvement of the third parties and directs the selected third parties to provide services to the customers on the Company’s behalf. There is no direct cooperation relationship between third parties and the customers. The Company assumes responsibility for receiving and resolving the complaints over the quality of the services. If the third-party service providers fail to deliver their work and thus affect the Company’s performance obligation to the corporate customers, the Company should bear the loss of the corporate customers for breach of contract on its own, and then independently claim for compensation from third-party service providers for its loss.

●	The Company has discretion in setting up the price. The involved third parties are entitled to a fixed services fee agreed upon in advance irrespective of the consideration the Company collects from the customers.

●	The Company bears the credit risk as the Company pays the consideration due to third parties irrespective of whether the customers have paid the services consideration to the Company.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

Contract balances

When a revenue contract has performed, the Company presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Company’s performance and the customer’s payment. A contract asset is the Company’s right to consideration in exchange for services that the Company has transferred to a customer. A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. The Company does not have material contract asset. As of December 31, 2024 and 2025, balance of accounts receivable, net were RMB61,059 and RMB30,730, respectively; and allowance for credit losses were RMB20,007 and RMB21,782, respectively.

Contract liabilities represent the cash collected upfront from the customers for recruitment services and outsourcing services, while the underlying services have not yet been rendered or before satisfying the performance obligation which is only recognized as revenue when all of the Company’s revenue recognition criteria are met, which is included in the presentation of contract liabilities.

Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year. Where transaction prices for recruitment and outsourcing services are received upfront from the customers, such receipts are recorded as contract liabilities and recognized as revenues over the contract period. The opening balance of contract liabilities from several customers as of January 1, 2024 and 2025 were RMB 13,552 and RMB 15,906 respectively. For the years ended December 31, 2024 and 2025, revenue was recognized included in the contract liabilities balance at the beginning of the respective year. As of December 31, 2024 and 2025, the balance on contract liabilities of the Company were RMB 15,906 and RMB 2,764, respectively.

(n)	Cost of revenues

Cost of revenues consists primarily of services fees charged by external services providers relating to revenue from recruitment services and outsourcing services providers, and other costs directly attributable to the performance of the business operation.

(o)	Research and development expenses

Research and development expenses mainly consist of (i) payroll expenses, (ii) technologies services expenses related to platform development and data analysis to support the Company’s business operations, (iii) other expenses related to research and development functions. Research and development expenses are expensed as incurred.

(p)	Selling and marketing expenses

Selling and marketing expenses mainly consist of advertising expenses and market promotion expenses, which are expensed as incurred.

(q)	General and administrative expenses

General and administrative expenses mainly consist of (i) payroll expenses, (ii) community operation expenses, (iii) rental and depreciation expenses related to general and administrative functions, (iv) professional services fees, (v) credit impairment losses and (vi) office and miscellaneous expenses.

(r)	Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Company has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of income and comprehensive income amounted to RMB1,326, RMB1,174 and RMB931 for the years ended December 31, 2023, 2024 and 2025, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

(s)	Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely- than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($14.5). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2023, 2024 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(t)	Value added tax (“VAT”)

The Company is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

(u)	Leases

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2023, 2024 and 2025.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

(v)	Statutory reserves

In accordance with the PRC Company Laws, the Company’s PRC subsidiaries, VIE and the VIE’s subsidiary must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2023, 2024 and 2025, profit appropriation to general reserve fund and statutory surplus fund for the Company’s entities incorporated in the PRC was approximately RMB8,491, RMB4,042 and RMB2,565, respectively. No appropriation to other reserve funds was made for any of the periods presented.

(w)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such share would be anti-dilutive.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2.	Summary of significant accounting policies (cont.)

(x)	Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews consolidated results of the Company when making decisions about allocating resources and assessing performance. As the Company operates businesses as a whole and does not distinguish business line from its subsidiaries, the Company has only one operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company has concluded that consolidated net income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of income. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein. The Company is domiciled in the Cayman Islands while the Company mainly operates its businesses in the PRC and earns majority of the revenues from external customers attributed to the PRC.

(y)	Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), to improve the disclosures about an entity’s expenses including more detailed information about the types of expenses in commonly presented expense captions (“ASU 2024-03”). In January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). At each interim and annual reporting period, entities will disclose in tabular format disaggregating information about prescribed categories underlying relevant income statement captions, as well as the total amount of selling expense and a description of the composition of its selling expense. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company will adopt the amendments in this ASU for its fiscal year beginning on January 1, 2027. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)